IMPAIRMENT OF VESSELS AND NEWBUILDINGS (Details) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) vessel shares	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) vessel	Sep. 30, 2017 vessel shares	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						$ 1,066	$ 985	$ 152,597
Gain (loss) on sale of assets and amortization of deferred gains						$ (312)	300	(10,788)
KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								$ 7,100
Number of newbuildings impaired | vessel								3
Number of capesize vessel sold | vessel								3
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Property, Plant and Equipment [Line Items]
Number of newbuilding vessels expected to be delivered and sold | vessel								4
KSL Atlantic and KSL Baltic [Member]
Property, Plant and Equipment [Line Items]
Number of capesize vessel sold | vessel								2
KSL Atlantic [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains			$ (2,200)					$ (2,200)
KSL Baltic [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 100						100
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								$ 141,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member] | Ship Finance International Ltd [Member] | Vessels owned prior to the merger with the Former Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold and leased back | vessel								5
KSL China [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								$ 20,500
Battersea [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								38,300
Belgravia [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								34,200
Golden Future [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								27,500
Golden Zhejiang [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								20,500
Golden Lydernhorn [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment							$ 1,000	$ 4,500
Supramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	6			6	6	6
Total consideration	$ 142,500					$ 142,500
Cash consideration	$ 135,100					$ 135,100
Consideration shares received (in shares) | shares	910,802				910,802	910,802
Impairment losses on vessels and equipment	$ 1,100					$ 1,100
Gain (loss) on sale of assets and amortization of deferred gains				$ (600)